Revenues (Details) - Schedule of disaggregated by geographical region - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 166,603	$ 147,005	$ 330,032	$ 281,194
Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	107,225	92,949	205,792	175,062
Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	35,212	32,523	75,267	61,441
Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	24,166	21,533	48,973	44,691
Systems [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	32,868	27,053	61,850	48,410
Systems [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	14,760	10,481	29,837	20,179
Systems [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	11,235	8,031	21,693	16,856
Consumables [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	34,662	30,730	66,016	58,941
Consumables [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	14,268	15,345	32,093	28,148
Consumables [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	7,928	8,665	17,305	18,095
Service [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	50,882	46,700	101,238	90,565
Service [Member] | Total Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	39,695	35,166	77,926	67,711
Service [Member] | Total EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	6,184	6,697	13,337	13,114
Service [Member] | Total Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenues	$ 5,003	$ 4,837	$ 9,975	$ 9,740